Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Cash flows provided by (used in) operating activities
Net income		$ 2,171	$ 1,728
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		573	585
Amortization and impairment	[1]	286	276
Stock options and restricted shares expense		2	2
Deferred income taxes		82	39
Losses (gains) from debt securities measured at FVOCI and amortized cost		(13)	(15)
Net losses (gains) on disposal of property and equipment		(3)
Other non-cash items, net		(491)	(690)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		5,218	(2,708)
Loans, net of repayments		(10,097)	35
Deposits, net of withdrawals		16,377	(4,051)
Obligations related to securities sold short		(864)	1,472
Accrued interest receivable		197	(63)
Accrued interest payable		(419)	197
Derivative assets		(2,130)	8,590
Derivative liabilities		4,183	(8,601)
Securities measured at FVTPL		(13,253)	(8,277)
Other assets and liabilities measured/designated at FVTPL		684	2,865
Current income taxes		(253)	(69)
Cash collateral on securities lent		917	(490)
Obligations related to securities sold under repurchase agreements		17,483	2,492
Cash collateral on securities borrowed		(1,581)	(5,112)
Securities purchased under resale agreements		(2,422)	7,489
Other, net		(5,292)	505
Cash flows provided by (used in) operating activities		11,355	(3,801)
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness			1,250
Redemption/repurchase/maturity of subordinated indebtedness		(55)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		689
Redemption of preferred shares		(300)
Issue of common shares for cash		72	57
Purchase of common shares for cancellation		(320)
Net sale (purchase) of treasury shares		4	(2)
Dividends and distributions paid		(1,002)	(598)
Repayment of lease liabilities		(80)	(50)
Other, net		(5)
Cash flows provided by (used in) financing activities		(997)	657
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(17,966)	(20,511)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		5,519	5,688
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		7,134	6,351
Net sale (purchase) of property, equipment and software		(193)	(209)
Cash flows provided by (used in) investing activities		(5,506)	(8,681)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		113	(81)
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		4,965	(11,906)
Cash and non-interest-bearing deposits with banks at beginning of period		8,565	20,816
Cash and non-interest-bearing deposits with banks at end of period	[2]	13,530	8,910
Cash interest paid		9,337	9,288
Cash interest received		12,472	12,276
Cash dividends received		444	395
Cash income taxes paid		$ 830	$ 473

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $489 million (January 31, 2024: $498 million) and interest-bearing demand deposits with Bank of Canada.